Financial instruments - Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 12,621,746	$ 11,919,066
Financial liabilities	5,737,643	5,234,259
At fair value | FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	276,458	240,991
At fair value | Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	101,684	23,707
Financial assets	214,774
Financial liabilities	23,224	117,172
At fair value | FVOCI (2018: available for sale)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		214,455
At fair value | Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	213,831	184,091
At fair value | Deferred compensation plan assets | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	62,627	56,900
At fair value | Short-term investments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,889
At fair value | Short-term investments included in current financial assets | FVOCI (2018: available for sale) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0
At fair value | Long-term bonds included in funds held for clients | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	180,289
At fair value | Long-term bonds included in funds held for clients | FVOCI (2018: available for sale) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		184,401
At fair value | Long-term investments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,596
At fair value | Long-term investments | FVOCI (2018: available for sale) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		30,054
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,982	21,950
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	16,560	38,755
Cross-currency swaps | At fair value | Current derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,243	8,545
Cross-currency swaps | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	45,193	8,943
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,920	17,468
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,762	26,673
Foreign currency forward contracts | At fair value | Current derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,799	3,850
Foreign currency forward contracts | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,069	2,369
Interest rate swaps | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	12,326
Interest rate swaps | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,380	$ 0